Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 0.8	$ 0.9
Property, Plant and Equipment [Member]
Property and Equipment, Net (Details) [Line Items]
Selling, general and administrative expenses	0.1	0.1
Selling, general and administrative expenses	$ 0.7	$ 0.8